SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
The amounts of cash taxes paid by the Company for continuing and discontinued operations are as follows:

December 31, 2025
Federal	$658
State	42
Foreign
Canada	105
China	156
Switzerland	224
All other foreign	613
Income taxes paid, net of refunds	$1,798

	Years Ended December 31,
	2025	2024	2023
Net payments for repositioning and other charges
Severance and exit cost payments	$(153)	$(189)	$(280)
Environmental payments	(175)	(221)	(196)
Reimbursement receipts	105	140	140
Insurance receipts for asbestos-related liabilities	17	24	39
Insurance receivables settlements, write-offs, and other	—	9	26
Asbestos-related liability payments	(172)	(233)	(174)
Total net payments for repositioning and other charges	$(378)	$(470)	$(445)
Interest paid, net of amounts capitalized[1]	$1,300	$869	$649
Income taxes paid, net of refunds[1]	1,798	1,689	1,581
Non-cash investing and financing activities
Common stock contributed to savings plans[1]	276	225	216

1	Amounts include both continuing and discontinued operations.